Property, equipment and software, net	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Property, equipment and software, net
8 .	Property, equipment and software, net
Property, equipment and software, net consist of the following:

	As of December 31,
	2020	2021
	RMB	RMB
Building	92,747	92,747
Computer and electronic equipment	14,442	12,166
Software	11,782	7,990
Office furniture and equipment	1,161	601
Leasehold improvement	1,473	1,458
Vehicle	664	—

Total	122,269	114,962

Less: Accumulated depreciation and amortization	(15,061)	(19,267)

Property, equipment and software, net	107,208	95,695

Depreciation and amortization expenses for the years ended December 31, 2019, 2020 and 2021 was RMB3,906, RMB3,516 and RMB8,830 respectively. In 2021, the Group disposed
equipment and software, mainly included
with the carry valu
e for
software of RMB 1,890,

computer and electronic equipment of RMB267, vehicle of RMB598 and office furniture and equipment of RMB82.